Decommissioning and Other Provisions - Current and Non-Current Portion of Decommissioning and Other Provisions (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Current portion	$ 35	$ 70
Non-current portion	654	659
Balance	$ 689	$ 729	$ 827